Concentration (Details) - Schedule of Total Accounts Receivable	12 Months Ended
	Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Amount	¥ 7,025,390		$ 991,908		¥ 4,393,790
Concentration risk percentage	17.00%		17.00%		13.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Amount		[1]		[1]	¥ 4,376,768
Concentration risk percentage		[1]		[1]	13.00%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Amount		[1]		[1]	¥ 73,423,394		¥ 71,419,145
Concentration risk percentage		[1]		[1]	11.30%		13.10%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Amount		[1]		[1]	¥ 117,415,978			[1]
Concentration risk percentage		[1]		[1]	18.00%			[1]
Customer Concentration Risk [Member] | Customer D [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Amount	¥ 61,254,669		$ 8,648,491			[1]		[1]
Concentration risk percentage	12.30%		12.30%			[1]		[1]
Customer Concentration Risk [Member] | Customer E [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Amount	¥ 60,840,708		$ 8,590,044			[1]		[1]
Concentration risk percentage	12.20%		12.20%			[1]		[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Cargo Link Logistics HK Company Limited [Member]
Concentration Risk [Line Items]
Amount	¥ 6,248,193		$ 870,270		¥ 7,185,007
Concentration risk percentage	13.50%		13.50%		28.10%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Amount		[1]		[1]	¥ 3,261,998
Concentration risk percentage		[1]		[1]	12.80%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Amount	¥ 9,302,019		$ 1,313,344			[1]
Concentration risk percentage	20.00%		20.00%			[1]
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Amount	¥ 6,801,207		$ 960,256			[1]
Concentration risk percentage	14.60%		14.60%			[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Cargo Link Logistics HK Company Limited [Member]
Concentration Risk [Line Items]
Amount	¥ 62,063,334		$ 8,762,666		¥ 121,455,797		¥ 185,858,692
Concentration risk percentage	12.10%		12.10%		19.80%		36.40%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Amount		[1]		[1]	¥ 122,901,742			[1]
Concentration risk percentage		[1]		[1]	20.00%			[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Amount	¥ 60,165,266		$ 8,494,679			[1]		[1]
Concentration risk percentage	11.70%		11.70%			[1]		[1]
Supplier Concentration Risk [Member] | Total Purchase [Member] | Supplier F [Member]
Concentration Risk [Line Items]
Amount	¥ 56,607,369		$ 7,992,343			[1]		[1]
Concentration risk percentage	11.00%		11.00%			[1]		[1]

[1]	Represented the percentage below 10%